NAVIGATOR TACTICAL FIXED INCOME FUND

Class A	Ticker: NTBAX
Class C	Ticker: NTBCX
Class I	Ticker: NTBIX

(a series of Northern Lights Fund Trust)

Supplement dated December 7, 2016 to the Prospectus dated January 28, 2016

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Effective December 7, 2016, Jonathan Fiebach has been added as a Portfolio Manager of the Navigator Tactical Fixed Income Fund (the “Fund”). The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following information is hereby added to the section titled “Portfolio Managers” on page 5 of the Prospectus:

Jonathan Fiebach has served the Fund as a Portfolio Manager since December 2016.

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The section titled “Adviser Portfolio Managers” on pages 31-32 is amended to add the following to the end of the section:

Jonathan A. Fiebach

Executive Vice President – Fixed Income

Portfolio Manager, Tactical Fixed Income Fund

Mr. Fiebach has been the Executive Vice President – Fixed Income with the Adviser since September 2016. Previously, he was Co-CEO and CIO of Main Point Advisors Inc. from 2013 until December 2016. Mr. Fiebach has been a principal with Grant Williams, L.P. since October 2011. Previously Mr. Fiebach was President and owner of Fiebach Investments, LLC from 2010 to 2012 and Managing Director of Duration Capital Management Advisors Inc. from 2002-2012. In each capacity he was responsible for investment and hedging decisions. Mr. Fiebach has over 26 years of investment management industry experience.

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The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated January 28, 2016, and Statement of Additional Information (“SAI”), dated January 28, 2016. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

NAVIGATOR TACTICAL FIXED INCOME FUND

Class A	Ticker: NTBAX
Class C	Ticker: NTBCX
Class I	Ticker: NTBIX

(a series of Northern Lights Fund Trust)

Supplement dated December 7, 2016

to the Statement of Additional Information (“SAI”) dated January 28, 2016

______________________________________________________________________

Effective December 7, 2016, Jonathan Fiebach has been added as a Portfolio Manager of the Navigator Tactical Fixed Income Fund (the “Fund”). The investment objective, principal investment strategies and principal risks of the Fund have not changed.

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On page 55, the table under the section titled “Ownership” is amended as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Navigator Funds
K. Sean Clark, CFA (all Funds)	None
David J. Rights (Navigator Tactical Fixed Income Fund)	None
Mason Wev, CFA and CMT (Navigator Tactical Fixed Income Fund)	None
Robert S. Bennett, Jr. (Navigator Tactical Fixed Income Fund)	None
Jon Fiebach	over $1,000,000 (Navigator Duration Neutral Bond Fund) None (Navigator Tactical Fixed Income Fund)
Kevin Bellis, CFA	$10,001 - $50,000 (Navigator Duration Neutral Bond Fund)

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated January 28, 2016, and Statement of Additional Information (“SAI”), dated January 28, 2016. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.